Summary of Significant Accounting Policies and Practices - Schedule of Loss on Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loss on Discontinued Operations [Line Items]
Revenue	$ 453	$ 81,977
Expenses	(998)	(83,049)
Loss on discontinued operations	$ (545)	$ (1,072)